Revenues - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Revenues
Total revenues	¥ 178,821	$ 24,962	¥ 143,965
Transferred at point in time
Revenues
Total revenues	113,754	15,879	83,071
Transferred over time
Revenues
Total revenues	¥ 65,067	$ 9,083	¥ 60,894